Employee Benefits (Tables)	4 Months Ended
Sep. 30, 2018
Successor [Member]
Schedule of Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost were as follows (in thousands):

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30

Service Cost	$964	$1,153	$866	$397	$1,379
Interest Cost	178	208	168	100	302
Gain or loss component	81	70	375	202	608
Total net periodic benefit cost	$1,223	$1,431	$1,409	$699	$2,289